Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005478 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005478 | Natera
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005478 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005478 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005478 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005478 | MACOM Technology Solutions Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005478 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005478 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005478 | Repligen
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005478 | Kymera Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000005478 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000005478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005478 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159684 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159684 | Natera
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159684 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159684 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159684 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159684 | MACOM Technology Solutions Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159684 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159684 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159684 | Repligen
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159684 | Kymera Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000159684 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000159684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000159684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000159684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159684 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159684 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219323 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219323 | Natera
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219323 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219323 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219323 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219323 | MACOM Technology Solutions Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219323 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219323 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219323 | Repligen
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219323 | Kymera Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000219323 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000219323 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000219323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219323 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%